Summary of Business and Significant Accounting Policies (Details) - Schedule of largest restaurant logos - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total Customer	$ 96	$ 89	$ 97	$ 94
Customer A [Member]
Segment Reporting Information [Line Items]
Total Customer	60	49	60	52
Customer B [Member]
Segment Reporting Information [Line Items]
Total Customer	22	24	23	25
Customer C [Member]
Segment Reporting Information [Line Items]
Total Customer	$ 14	$ 16	$ 14	$ 17